Accounts payable for business combination - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in accounts payable for business combination
Opening balance		R$ 10,941	R$ 10,708
Additions		58,857
Interest		1,568	52
Closing balance		R$ 48,055	R$ 10,941	R$ 10,708
Somos - Anglo (Predecessor)
Reconciliation of changes in accounts payable for business combination
Opening balance	R$ 10,203			R$ 10,203
Additions					10,203
Interest	386
Closing balance	R$ 10,589				R$ 10,203